Additional information on the consolidated statements of income (loss)	12 Months Ended
Dec. 31, 2021
Additional Information On Consolidated Statements Of Income (Loss) [Abstract]
Additional information on the consolidated statements of income (loss) [Text Block]

25. Additional information on the consolidated statements of income (loss)

	2021	2020
	$	$
Revenues

Royalty interests	140,279	111,305
Stream interests	59,333	45,269
Offtake interests	25,265	57,056
	224,877	213,630
Cost of sales

Royalty interests	551	512
Stream interests	12,752	8,988
Offtake interests	24,343	54,200
	37,646	63,700

	2021	2020
	$	$
Operating expenses by nature

Impairment of assets	124,538	26,300
Depletion and depreciation	51,934	46,904
Employee benefit expenses (see below)	28,586	20,142
Professional fees	15,454	7,631
Insurance costs	3,634	1,820
Material, supplies and consumables	3,560	-
Rent and office expenses	1,654	1,052
Public company expenses	1,234	971
Communication and promotional expenses	977	1,265
Travel expenses	815	413
Cost recoveries	(582)	(618)
Deemed listing fees of Osisko Development (Note 6)	-	1,751
Other expenses	644	596
	232,448	108,227
Employee benefit expenses

Salaries and wages	17,494	12,282
Share-based compensation	13,280	9,361
Cost recoveries from associates	(2,188)	(1,501)
	28,586	20,142

	2021	2020

Other gains, net
Change in fair value of financial assets at fair value through profit and loss	6,286	2,387
Net gain on dilution of investments in associates (Note 12)	1,847	10,381
Net gain on acquisition of investments(i)	7,638	3,827
Net gain on disposal of investments	-	5,357
Impairment of other investments	(2,112)	(7,998)
Flow-through shares premium income	6,971	-
Others	4,892	(332)
	25,522	13,622

(i) Represents changes in the fair value of the underlying investments between the respective subscription dates and the closing dates.